Principal Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total revenue	$ 229,990	$ 208,172	$ 302,076
Services expiration period	12 months
Remaining performance obligations	$ 7,308	7,215
Contract liability, including both deferred revenue and the advance from customers	$ 39,084	34,848
Revenue, remaining performance obligation, optional exemption, performance obligation [true false]	true
Current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 6,802	6,821
Non-current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 506	394
Maximum
Disaggregation of Revenue
Remaining performance obligation recognition period	36 months
Minimum
Disaggregation of Revenue
Remaining performance obligation recognition period	18 months
IoT PaaS
Disaggregation of Revenue
Total revenue	$ 167,694	152,914	261,360
IoT PaaS | Maximum
Disaggregation of Revenue
Life cycle of different smart devices	2 years
IoT PaaS | Minimum
Disaggregation of Revenue
Life cycle of different smart devices	1 year 6 months
Smart device distribution
Disaggregation of Revenue
Total revenue	$ 26,517	25,446	22,153
SaaS and others
Disaggregation of Revenue
Total revenue	$ 35,779	$ 29,812	$ 18,563